Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

November 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Dreyfus Government Cash Management Funds (811-03964)

Registration Statement on Form N-14

On behalf of Dreyfus Government Cash Management Funds (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") seeking the approval of shareholders of General Government Securities Money Market Fund (the "Fund"), a series of General Government Securities Money Market Funds, Inc., of an Agreement and Plan of Reorganization to allow the Fund to transfer its assets in a tax-free reorganization to Dreyfus Government Cash Management (the "Acquiring Fund" and, together with the Fund, the "Funds"), a series of the Registrant, in exchange solely for Wealth shares and Service shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Each shareholder of the Fund will receive a number of shares (or fractions thereof) of the applicable class of shares of the Acquiring Fund, with holders of Dreyfus Class shares or Class A shares of the Fund receiving Wealth shares of the Acquiring Fund and holders of Class B shares of the Fund receiving Service shares of the Acquiring Fund, in each case equal in value to the aggregate net asset value of the shareholder's Fund shares as of the closing date of the Reorganization. The Fund and the Acquiring Fund are each an open-end investment company. The Acquiring Fund and the Fund are managed by Dreyfus Cash Investment Strategies ("CIS"), a division of BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), the investment adviser to the Fund and the Acquiring Fund.

The Registrant intends to file a Pre-Effective Amendment to the Registration Statement to respond to comments from the staff of the Securities and Exchange Commission, file certain exhibits, including the opinion and consent of Proskauer Rose LLP, counsel to the Funds, as to the legality of the securities being registered, and make certain other revisions. It is currently anticipated that the Registrant will seek effectiveness on or about December 18, 2020. The Registrant also will file a Post-Effective Amendment that will include a copy of the tax opinion to be issued in connection with the closing of the Reorganization, if the Reorganization is approved by the Fund's shareholders. Filed as an exhibit to the Registration Statement is the consent of Ernst & Young LLP ("EY"), independent registered public accounting firm for the Funds, with respect to each Fund's Annual Report for its most recent fiscal year end.

The Registrant intends to mail the Prospectus/Proxy Statement on or about December 28, 2020 to the Fund's shareholders of record as of the close of business on December 18, 2020. A special meeting of shareholders of the Fund is scheduled to be held in a virtual meeting format on February 24, 2021 to vote on the Agreement and Plan of Reorganization. No other business is expected to be presented at that meeting. If the Reorganization is approved, it is currently expected to be consummated on or about May 5, 2021.

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of relevant factors, including those set forth in North American Security Trust (SEC No-Action Letter, pub. avail. Aug. 5, 1994). Such determinations were made in consultation with EY and counsel to the Funds and their independent board members. These factors include those discussed below:

•	Investment Adviser. BNYM Investment Adviser is the investment adviser to both the Acquiring Fund and the Fund. Members of the CIS portfolio management team will be responsible for managing the combined fund after the Reorganization.

•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund are money market funds with the same investment objective and substantially similar investment management policies. Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Each fund's investment objective is a fundamental policy which cannot be changed without the approval of the holders of a majority (as defined in the Investment Company Act of 1940, as amended ("1940 Act")) of the relevant fund's outstanding voting securities.

Each fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash.

Each fund is designated as a "government money market fund" as that term is defined in Rule
2a-7 under the 1940 Act. As government money market funds, each fund is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. Each fund normally invests at least 80% of its net assets in government securities and repurchase agreements collateralized solely by government securities (i.e., under normal circumstances, each fund will not invest more than 20% of its net assets in cash and/or repurchase agreements collateralized by cash). The securities in which each fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

Each fund seeks to maintain a stable share price of $1.00 and is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the 1940 Act. Among other requirements, each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities or securities that can readily be converted into cash within one business day. Each fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the respective fund from achieving its investment objective.

The Acquiring Fund and the Fund have substantially similar fundamental investment restrictions.

The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

Expense Structure and Expense Ratios. The Acquiring Fund has agreed to pay BNYM Investment Adviser a management fee at the annual rate of 0.20% of the value of the Acquiring Fund's average daily net assets. The Fund has agreed to pay BNYM Investment Adviser a management fee at the annual rate of 0.50% of the value of the Fund's average daily net assets. In addition, the Acquiring Fund's Wealth shares are estimated to have a lower total annual expense ratio than the Fund's Dreyfus Class shares and Class A shares, and the Acquiring Fund's Service shares are estimated to have a lower total annual expense ratio than the Fund's Class B shares.

The Acquiring Fund's expense structure will be the expense structure of the combined fund after the Reorganization.

•	Asset Size. The Funds have differing asset sizes, with the Acquiring Fund having significantly more assets than the Fund. As of September 30, 2020, the Acquiring Fund and the Fund had net assets of approximately $85.7 billion and $3.5 million, respectively.

•	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process. As the Funds are both money market funds managed in accordance with Rule 2a-7 under the 1940 Act and have the same investment objective and investment management policies, there is no current expectation that the Fund's portfolio securities will be sold in connection with the Reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies, restrictions and process and class and expense structure will be used in managing the combined fund. The Acquiring Fund's adviser and portfolio management team will continue in their roles for the combined fund after the Reorganization. The Acquiring Fund also has more assets than the Fund. Additionally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process.

Please telephone the undersigned at 212.969.3376, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Max Vogel
Max Vogel

cc:	David Stephens

Jeff Prusnofsky